Schedule of Investments (unaudited) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
AAR Corp.	329,731	$11,942,857
Astronics Corp.(a)	234,623	3,104,062
Cubic Corp.(b)	277,013	17,185,886
Ducommun Inc.(a)	106,968	5,744,182
Kaman Corp.	243,753	13,925,609
Maxar Technologies Inc.(b)	603,975	23,307,395
Moog Inc., Class A	296,642	23,523,711
National Presto Industries Inc.	47,302	4,182,916
Park Aerospace Corp.	194,059	2,602,331
Parsons Corp.(a)(b)	63,691	2,318,989
Triumph Group Inc.	511,029	6,418,524
Vectrus Inc.(a)(b)	71,876	3,573,675

		117,830,137

Air Freight & Logistics — 0.4%
Atlas Air Worldwide Holdings Inc.(a)	238,145	12,988,428
Echo Global Logistics Inc.(a)(b)	263,194	7,058,863
Forward Air Corp.	104,237	8,009,571
Hub Group Inc., Class A(a)	324,153	18,476,721
Radiant Logistics Inc.(a)	373,252	2,164,862

		48,698,445

Airlines — 0.6%
Allegiant Travel Co.	113,739	21,523,968
Hawaiian Holdings Inc.	452,431	8,008,029
Mesa Air Group Inc.(a)(b)	289,021	1,933,551
SkyWest Inc.	485,371	19,565,305
Spirit Airlines Inc.(a)(b)	967,789	23,662,441

		74,693,294

Auto Components — 1.4%
Adient PLC(a)	868,174	30,186,410
American Axle & Manufacturing Holdings Inc.(a)(b)	1,103,707	9,204,916
Cooper Tire & Rubber Co.	499,867	20,244,614
Cooper-Standard Holdings Inc.(a)	165,641	5,742,774
Dana Inc.	1,429,937	27,912,370
Goodyear Tire & Rubber Co. (The)	2,282,021	24,896,849
Modine Manufacturing Co.(a)	491,872	6,177,912
Motorcar Parts of America Inc.(a)	160,994	3,158,702
Patrick Industries Inc.	12,374	845,763
Standard Motor Products Inc.	175,258	7,090,939
Stoneridge Inc.(a)(b)	253,113	7,651,606
Tenneco Inc., Class A(a)	503,656	5,338,754
Workhorse Group Inc.(a)(b)	930,644	18,408,138

		166,859,747

Banks — 15.3%
1st Constitution Bancorp.	91,289	1,448,756
1st Source Corp.	166,869	6,724,821
ACNB Corp.	85,031	2,125,775
Allegiance Bancshares Inc.	186,430	6,362,856
AltaBancorp	151,708	4,235,687
Amalgamated Bank, Class A	135,568	1,862,704
Amerant Bancorp Inc.(a)(b)	227,960	3,464,992
American National Bankshares Inc.	109,529	2,870,755
Ameris Bancorp.	650,903	24,779,877
Ames National Corp.	85,227	2,047,153
Arrow Financial Corp.	132,872	3,974,202
Atlantic Capital Bancshares Inc.(a)	204,545	3,256,356
Atlantic Union Bankshares Corp.	768,871	25,326,611
Auburn National Bancorp. Inc.	23,515	980,340

Security	Shares	Value

Banks (continued)
Banc of California Inc.	444,277	$6,535,315
BancFirst Corp.	189,680	11,134,216
Bancorp. Inc. (The)(a)	511,902	6,987,462
BancorpSouth Bank	984,503	27,014,762
Bank First Corp.(b)	6,382	413,681
Bank of Commerce Holdings	162,005	1,603,850
Bank of Marin Bancorp., Class A	135,583	4,655,920
Bank of NT Butterfield & Son Ltd. (The)	502,084	15,644,937
Bank of Princeton (The)	56,658	1,326,364
Bank7 Corp.	26,414	375,079
BankFinancial Corp.	132,169	1,160,444
BankUnited Inc.	903,441	31,421,678
Bankwell Financial Group Inc.	69,897	1,366,486
Banner Corp.	306,092	14,260,826
Bar Harbor Bankshares	148,657	3,358,162
Baycom Corp.(a)	86,282	1,308,898
BCB Bancorp. Inc.	146,094	1,617,261
Berkshire Hills Bancorp. Inc.	450,386	7,710,608
Boston Private Financial Holdings Inc.	737,504	6,231,909
Bridge Bancorp. Inc.	171,125	4,137,802
Brookline Bancorp. Inc.	723,749	8,713,938
Bryn Mawr Bank Corp.	202,186	6,185,881
Business First Bancshares Inc.	192,797	3,925,347
Byline Bancorp Inc.	238,650	3,687,143
C&F Financial Corp.	33,864	1,256,693
Cadence Bancorp.	1,195,781	19,634,724
California Bancorp Inc.(a)	76,327	1,187,648
Cambridge Bancorp.	52,196	3,640,671
Camden National Corp.	150,241	5,375,623
Capital Bancorp Inc./MD(a)(b)	74,382	1,036,141
Capital City Bank Group Inc.	137,439	3,378,251
Capstar Financial Holdings Inc.	164,396	2,424,841
Carter Bankshares Inc.	231,456	2,481,208
Cathay General Bancorp.	749,115	24,114,012
CB Financial Services Inc.	54,156	1,083,662
CBTX Inc.	181,894	4,640,116
Central Pacific Financial Corp.	249,654	4,745,923
Central Valley Community Bancorp.	110,545	1,646,015
Century Bancorp. Inc./MA, Class A, NVS	26,174	2,024,821
Chemung Financial Corp.	36,906	1,252,959
ChoiceOne Financial Services Inc.	72,898	2,245,987
CIT Group Inc.	974,304	34,977,514
Citizens & Northern Corp.	135,170	2,681,773
Citizens Holding Co.	46,545	975,118
City Holding Co.	151,715	10,551,778
Civista Bancshares Inc.	159,120	2,789,374
CNB Financial Corp./PA	146,936	3,128,267
Coastal Financial Corp./WA(a)(b)	82,472	1,731,912
Codorus Valley Bancorp. Inc.	99,846	1,693,388
Colony Bankcorp Inc.	79,194	1,160,192
Columbia Banking System Inc.	668,931	24,014,623
Community Bank System Inc.	519,087	32,344,311
Community Bankers Trust Corp.	219,816	1,483,758
Community Financial Corp. (The)	53,091	1,405,850
Community Trust Bancorp. Inc.	160,104	5,931,853
ConnectOne Bancorp. Inc.	370,592	7,334,016
County Bancorp. Inc.	55,170	1,218,154
CrossFirst Bankshares Inc.(a)(b)	472,025	5,074,269
Customers Bancorp. Inc.(a)	258,904	4,706,875
CVB Financial Corp.	1,276,723	24,896,098

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Dime Community Bancshares Inc.	286,078	$4,511,450
Eagle Bancorp. Inc.	314,038	12,969,769
Eagle Bancorp. Montana Inc.	63,250	1,342,165
Eastern Bankshares Inc.(a)(b)	1,354,940	22,099,071
Enterprise Bancorp. Inc./MA	88,575	2,263,091
Enterprise Financial Services Corp.	237,186	8,289,651
Equity Bancshares Inc., Class A(a)	140,631	3,036,223
Esquire Financial Holdings Inc.(a)	50,206	963,453
Evans Bancorp. Inc.	45,254	1,246,295
Farmers & Merchants Bancorp. Inc./Archbold OH	99,735	2,293,905
Farmers National Banc Corp.	260,504	3,456,888
FB Financial Corp.	316,546	10,993,643
Fidelity D&D Bancorp. Inc.	39,410	2,536,428
Financial Institutions Inc.	159,478	3,588,255
First Bancorp. Inc./ME	101,406	2,575,712
First BanCorp./Puerto Rico	2,131,144	19,649,148
First Bancorp./Southern Pines NC	267,652	9,054,667
First Bancshares Inc. (The)	208,305	6,432,458
First Bank/Hamilton NJ	159,151	1,492,836
First Busey Corp.	502,007	10,818,251
First Business Financial Services Inc.	78,521	1,445,572
First Capital Inc.	32,809	1,986,913
First Choice Bancorp.	106,640	1,971,774
First Commonwealth Financial Corp.	845,289	9,247,462
First Community Bankshares Inc.	177,126	3,822,379
First Community Corp./SC	71,969	1,222,753
First Financial Bancorp.	953,262	16,710,683
First Financial Corp./IN	136,880	5,317,788
First Foundation Inc.	308,362	6,167,240
First Guaranty Bancshares Inc.	38,150	677,926
First Internet Bancorp.	96,455	2,772,117
First Interstate BancSystem Inc., Class A	399,536	16,289,083
First Merchants Corp.	532,311	19,913,755
First Mid Bancshares Inc.	146,433	4,928,935
First Midwest Bancorp. Inc.	1,072,485	17,073,961
First Northwest Bancorp.	86,982	1,356,919
First of Long Island Corp. (The)	235,016	4,195,036
First Savings Financial Group Inc.	19,644	1,276,860
First United Corp.	69,759	1,081,265
First Western Financial Inc.(a)	62,153	1,216,334
Flushing Financial Corp.	291,367	4,848,347
FNCB Bancorp Inc.	166,748	1,067,187
Franklin Financial Services Corp.	41,000	1,108,230
Fulton Financial Corp.	1,565,904	19,918,299
FVCBankcorp Inc.(a)	119,627	1,758,517
German American Bancorp. Inc.	247,782	8,199,106
Glacier Bancorp. Inc.	848,295	39,030,053
Great Southern Bancorp. Inc.	112,462	5,499,392
Great Western Bancorp. Inc.	516,231	10,789,228
Guaranty Bancshares Inc./TX	73,209	2,192,610
Hancock Whitney Corp.	857,318	29,165,958
Hanmi Financial Corp.	278,046	3,153,042
Harborone Bancorp Inc.(a)	535,746	5,818,202
Hawthorn Bancshares Inc.	57,816	1,266,170
HBT Financial Inc.	102,021	1,545,618
Heartland Financial USA Inc.	345,316	13,940,407
Heritage Commerce Corp.	604,188	5,359,148
Heritage Financial Corp./WA	345,215	8,074,579
Hilltop Holdings Inc.	715,973	19,696,417
Home BancShares Inc./AR	1,519,600	29,601,808

Security	Shares	Value

Banks (continued)
HomeTrust Bancshares Inc.	156,962	$3,030,936
Hope Bancorp Inc.	1,152,048	12,568,844
Horizon Bancorp Inc./IN	425,081	6,741,785
Howard Bancorp. Inc.(a)(b)	130,903	1,545,964
Independent Bank Corp.	300,733	21,965,538
Independent Bank Corp./MI	220,238	4,067,796
Independent Bank Group Inc.	367,757	22,992,168
International Bancshares Corp.	532,147	19,923,584
Investar Holding Corp.	104,190	1,723,303
Investors Bancorp. Inc.	1,633,395	17,248,651
Lakeland Bancorp. Inc.	498,041	6,325,121
Lakeland Financial Corp.	233,101	12,489,552
Landmark Bancorp. Inc./Manhattan KS	38,977	890,624
LCNB Corp.	122,122	1,793,972
Level One Bancorp. Inc.	48,518	981,519
Limestone Bancorp. Inc.(a)	47,698	599,087
Live Oak Bancshares Inc.(b)	282,964	13,429,471
Macatawa Bank Corp.	278,079	2,327,521
Mackinac Financial Corp.	97,468	1,243,692
MainStreet Bancshares Inc.(a)	70,368	1,189,923
Mercantile Bank Corp.	160,117	4,350,379
Meridian Corp.	43,896	913,037
Metrocity Bankshares Inc.	178,855	2,579,089
Metropolitan Bank Holding Corp.(a)	70,138	2,543,905
Mid Penn Bancorp. Inc.	67,339	1,474,724
Middlefield Banc Corp.	60,750	1,366,875
Midland States Bancorp. Inc.	222,829	3,981,954
MidWestOne Financial Group Inc.	151,739	3,717,605
MVB Financial Corp.	99,617	2,259,314
National Bank Holdings Corp., Class A	219,791	7,200,353
National Bankshares Inc.	63,982	2,003,276
NBT Bancorp. Inc.	415,544	13,338,962
Nicolet Bankshares Inc.(a)(b)	91,902	6,097,698
Northeast Bank(a)	62,726	1,412,590
Northrim Bancorp. Inc.	65,587	2,226,679
Norwood Financial Corp.	58,644	1,534,713
Oak Valley Bancorp.	65,847	1,094,377
OceanFirst Financial Corp.	595,860	11,100,872
OFG Bancorp.	452,093	8,381,804
Ohio Valley Banc Corp.	41,524	979,966
Old National Bancorp./IN	1,589,833	26,327,634
Old Second Bancorp. Inc.	288,744	2,916,314
Origin Bancorp Inc.(b)	225,620	6,265,467
Orrstown Financial Services Inc.	112,574	1,863,100
Pacific Premier Bancorp. Inc.	789,670	24,740,361
Park National Corp.	142,918	15,007,819
Parke Bancorp. Inc.	113,174	1,765,514
Partners Bancorp.	94,559	614,634
PCB Bancorp.	135,305	1,367,934
Peapack Gladstone Financial Corp.	181,040	4,120,470
Penns Woods Bancorp. Inc.	69,712	1,813,209
Peoples Bancorp. Inc./OH	179,252	4,855,937
Peoples Bancorp. of North Carolina Inc.	46,586	1,072,410
Peoples Financial Services Corp.	69,486	2,554,305
Plumas Bancorp.	47,898	1,125,603
Preferred Bank/Los Angeles CA	135,039	6,815,418
Premier Financial Bancorp. Inc.	133,306	1,771,637
Professional Holding Corp., Class A(a)	113,632	1,753,342
QCR Holdings Inc.(b)	151,033	5,979,396
RBB Bancorp.	171,339	2,635,194

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Red River Bancshares Inc.(b)	49,617	$2,458,522
Reliant Bancorp Inc.	140,596	2,617,898
Renasant Corp.	534,024	17,985,928
Republic Bancorp. Inc./KY, Class A	101,544	3,662,692
Republic First Bancorp. Inc.(a)(b)	465,809	1,327,556
Richmond Mutual Bancorp. Inc.	122,599	1,674,702
S&T Bancorp. Inc.	374,408	9,300,295
Salisbury Bancorp. Inc.	25,593	953,851
Sandy Spring Bancorp. Inc.	462,460	14,886,587
SB Financial Group Inc.	71,524	1,307,459
Seacoast Banking Corp. of Florida(a)(b)	512,397	15,090,092
Select Bancorp. Inc.(a)	155,327	1,470,947
ServisFirst Bancshares Inc.	123,448	4,973,720
Shore Bancshares Inc.	122,969	1,795,347
Sierra Bancorp.	143,545	3,433,596
Silvergate Capital Corp., Class A(a)(b)	155,897	11,584,706
Simmons First National Corp., Class A	972,176	20,989,280
SmartFinancial Inc.	141,450	2,565,903
South Plains Financial Inc.	103,503	1,961,382
South State Corp.	691,224	49,975,495
Southern First Bancshares Inc.(a)	73,028	2,581,540
Southern National Bancorp. of Virginia Inc.	205,903	2,493,485
Southside Bancshares Inc.	313,513	9,728,308
Spirit of Texas Bancshares Inc.	135,433	2,275,274
Stock Yards Bancorp. Inc.	175,925	7,121,444
Summit Financial Group Inc.	113,831	2,513,388
Texas Capital Bancshares Inc.(a)	500,483	29,778,738
Tompkins Financial Corp.	143,166	10,107,520
TowneBank/Portsmouth VA	660,180	15,501,026
TriCo Bancshares	266,512	9,402,543
TriState Capital Holdings Inc.(a)(b)	274,171	4,770,575
Triumph Bancorp. Inc.(a)(b)	225,627	10,954,191
Trustmark Corp.	630,588	17,221,358
UMB Financial Corp.	433,661	29,918,272
United Bankshares Inc./WV	1,226,294	39,731,926
United Community Banks Inc./GA	675,677	19,216,254
United Security Bancshares/Fresno CA	155,502	1,096,289
Unity Bancorp. Inc.	72,970	1,280,624
Univest Financial Corp.	283,795	5,840,501
Valley National Bancorp.	3,930,772	38,325,027
Veritex Holdings Inc.	471,773	12,105,695
Washington Trust Bancorp. Inc.	170,814	7,652,467
WesBanco Inc.	642,897	19,261,194
West Bancorp. Inc.	136,809	2,640,414
Westamerica Bancorp.	220,173	12,173,365

		1,801,538,001

Beverages — 0.2%
MGP Ingredients Inc.	32,263	1,518,297
NewAge Inc.(a)(b)	477,492	1,255,804
Primo Water Corp.	1,543,269	24,198,458

		26,972,559

Biotechnology — 2.8%
Abeona Therapeutics Inc.(a)	406,924	638,871
ADMA Biologics Inc.(a)(b)	74,466	145,209
Adverum Biotechnologies Inc.(a)	119,103	1,291,077
Aeglea BioTherapeutics Inc.(a)	66,745	525,283
Akouos Inc.(a)(b)	29,598	586,928
Albireo Pharma Inc.(a)	50,899	1,909,221
Aligos Therapeutics Inc.(a)	20,363	563,037

Security	Shares	Value

Biotechnology (continued)
Allovir Inc.(a)(b)	36,486	$1,402,522
ALX Oncology Holdings Inc.(a)(b)	20,949	1,805,804
AnaptysBio Inc.(a)	211,973	4,557,420
Anika Therapeutics Inc.(a)(b)	138,785	6,281,409
Annexon Inc.(a)	34,521	864,061
Applied Genetic Technologies Corp./DE(a)	262,214	1,072,455
Applied Molecular Transport Inc.(a)(b)	25,428	782,420
Aptinyx Inc.(a)	325,472	1,126,133
Arena Pharmaceuticals Inc.(a)(b)	526,798	40,473,890
Assembly Biosciences Inc.(a)	148,639	899,266
Atara Biotherapeutics Inc.(a)	193,473	3,797,875
Atreca Inc., Class A(a)(b)	19,823	320,141
AVEO Pharmaceuticals Inc.(a)	88,163	508,701
Avid Bioservices Inc.(a)	57,228	660,411
Avidity Biosciences Inc.(a)	34,309	875,566
Axcella Health Inc.(a)	4,772	24,767
Beyondspring Inc.(a)(b)	10,683	130,333
BioCryst Pharmaceuticals Inc.(a)(b)	368,383	2,744,453
C4 Therapeutics Inc.(a)	21,846	723,758
Cabaletta Bio Inc.(a)	133,474	1,665,756
Calyxt Inc.(a)(b)	7,007	29,570
CASI Pharmaceuticals Inc.(a)	64,862	191,343
Catabasis Pharmaceutical Inc.(a)(b)	54,286	116,172
Catalyst Biosciences Inc.(a)	213,300	1,345,923
Cellular Biomedicine Group Inc.(a)	45,408	834,599
CEL-SCI Corp.(a)(b)	54,451	634,899
Checkmate Pharmaceuticals Inc.(a)	8,658	126,320
Chimerix Inc.(a)(b)	478,125	2,309,344
Chinook Therapeutics Inc.(a)	21,856	346,636
Cidara Therapeutics Inc.(a)	85,293	170,586
Codiak Biosciences Inc.(a)	9,875	318,963
Concert Pharmaceuticals Inc.(a)	293,194	3,705,972
Cortexyme Inc.(a)(b)	11,366	315,747
Cyclerion Therapeutics Inc.(a)(b)	217,802	666,474
Cytokinetics Inc.(a)(b)	80,043	1,663,294
Dyadic International Inc.(a)(b)	33,882	182,285
Dynavax Technologies Corp.(a)(b)	162,630	723,704
Dyne Therapeutics Inc.(a)	28,556	599,676
Enanta Pharmaceuticals Inc.(a)	170,497	7,177,924
Enochian Biosciences Inc.(a)	128,991	380,523
Epizyme Inc.(a)(b)	318,581	3,459,790
Exicure Inc.(a)	105,028	185,900
FibroGen Inc.(a)(b)	119,187	4,420,646
Five Prime Therapeutics Inc.(a)(b)	309,280	5,260,853
Foghorn Therapeutics Inc.(a)(b)	13,906	281,875
Forma Therapeutics Holdings Inc.(a)(b)	36,017	1,256,993
G1 Therapeutics Inc.(a)	177,344	3,190,419
Generation Bio Co.(a)(b)	25,011	709,062
Geron Corp.(a)(b)	2,843,290	4,520,831
GlycoMimetics Inc.(a)	338,421	1,272,463
Gossamer Bio Inc.(a)(b)	326,690	3,159,092
Gritstone Oncology Inc.(a)(b)	261,032	1,028,466
Hookipa Pharma Inc.(a)(b)	14,011	155,382
iBio Inc.(a)(b)	224,441	235,663
Ideaya Biosciences Inc.(a)(b)	126,330	1,768,620
Immunic Inc.(a)	22,452	343,291
ImmunoGen Inc.(a)(b)	1,038,811	6,700,331
Inhibrx Inc.(a)	16,169	533,092
Inozyme Pharma Inc.(a)	15,972	329,662
iTeos Therapeutics Inc.(a)	21,733	735,010

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
IVERIC bio Inc.(a)(b)	793,181	$5,480,881
Jounce Therapeutics Inc.(a)	175,498	1,228,486
KalVista Pharmaceuticals Inc.(a)	117,378	2,229,008
Keros Therapeutics Inc.(a)	8,536	602,129
Kezar Life Sciences Inc.(a)	306,120	1,597,946
Kindred Biosciences Inc.(a)	62,081	267,569
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	21,269	375,823
Kronos Bio Inc.(a)(b)	29,767	889,140
Kymera Therapeutics Inc.(a)(b)	20,721	1,284,702
MacroGenics Inc.(a)(b)	348,353	7,963,350
Magenta Therapeutics Inc.(a)	29,942	234,745
Marker Therapeutics Inc.(a)(b)	108,524	157,360
MEI Pharma Inc.(a)(b)	159,715	421,648
MeiraGTx Holdings PLC(a)	13,545	205,071
Metacrine Inc.(a)	11,877	93,353
Mirum Pharmaceuticals Inc.(a)(b)	32,220	562,561
Myriad Genetics Inc.(a)	702,734	13,896,565
NantKwest Inc.(a)(b)	53,842	717,714
Natera Inc.(a)	45,914	4,569,361
NextCure Inc.(a)	11,374	123,977
Nkarta Inc.(a)(b)	33,419	2,054,266
Novavax Inc.(a)	444,176	49,530,066
Nurix Therapeutics Inc.(a)(b)	25,604	841,860
Nymox Pharmaceutical Corp.(a)(b)	28,576	70,868
Oncorus Inc.(a)(b)	13,095	423,361
OPKO Health Inc.(a)(b)	3,963,540	15,655,983
Orgenesis Inc.(a)	146,546	659,457
ORIC Pharmaceuticals Inc.(a)(b)	13,901	470,549
Pandion Therapeutics Inc.(a)	14,360	213,246
Passage Bio Inc.(a)(b)	93,323	2,386,269
PMV Pharmaceuticals Inc.(a)	27,857	1,713,484
Poseida Therapeutics Inc.(a)(b)	26,230	287,743
Praxis Precision Medicines Inc.(a)(b)	22,617	1,244,387
Precigen Inc.(a)	171,122	1,745,444
Precision BioSciences Inc.(a)(b)	17,631	147,043
Prelude Therapeutics Inc.(a)	18,887	1,351,365
Prothena Corp. PLC(a)(b)	301,545	3,621,555
Relay Therapeutics Inc.(a)(b)	66,626	2,768,977
Rubius Therapeutics Inc.(a)(b)	278,307	2,112,350
Savara Inc.(a)(b)	462,691	532,095
Selecta Biosciences Inc.(a)(b)	367,726	1,114,210
Shattuck Labs Inc.(a)	26,971	1,413,550
Soleno Therapeutics Inc.(a)	98,743	190,574
Solid Biosciences Inc.(a)	245,418	1,860,268
Spectrum Pharmaceuticals Inc.(a)(b)	1,405,679	4,793,365
Spero Therapeutics Inc.(a)	23,924	463,886
Spruce Biosciences Inc.(a)(b)	14,124	343,354
SQZ Biotechnologies Co.(a)	9,442	273,629
Sutro Biopharma Inc.(a)	38,240	830,190
Taysha Gene Therapies Inc.(a)(b)	17,076	453,197
TCR2 Therapeutics Inc.(a)	235,539	7,285,221
TG Therapeutics Inc.(a)(b)	166,350	8,653,527
Turning Point Therapeutics Inc.(a)(b)	25,188	3,069,158
UroGen Pharma Ltd.(a)(b)	75,385	1,358,438
Vanda Pharmaceuticals Inc.(a)	532,724	6,999,993
Vaxart Inc.(a)(b)	84,551	482,786
Vaxcyte Inc.(a)(b)	37,636	999,989
VBI Vaccines Inc.(a)(b)	324,323	891,888
Verastem Inc.(a)	975,332	2,077,457
Vericel Corp.(a)(b)	52,535	1,622,281

Security	Shares	Value

Biotechnology (continued)
Viking Therapeutics Inc.(a)(b)	595,306	$3,351,573
X4 Pharmaceuticals Inc.(a)(b)	165,473	1,063,991
XBiotech Inc.(a)(b)	147,643	2,310,613
Xencor Inc.(a)(b)	30,147	1,315,314
XOMA Corp.(a)(b)	12,395	546,991
Zentalis Pharmaceuticals Inc.(a)	18,393	955,332
ZIOPHARM Oncology Inc.(a)(b)	682,022	1,718,695

		324,935,389

Building Products — 1.1%
American Woodmark Corp.(a)	166,979	15,670,979
Apogee Enterprises Inc.	215,716	6,833,883
Builders FirstSource Inc.(a)(b)	107,688	4,394,747
Caesarstone Ltd.	224,283	2,891,008
Cornerstone Building Brands Inc.(a)	255,891	2,374,668
Gibraltar Industries Inc.(a)	249,654	17,960,109
Griffon Corp.	432,512	8,814,595
Insteel Industries Inc.	184,223	4,102,646
JELD-WEN Holding Inc.(a)	670,769	17,010,702
PGT Innovations Inc.(a)	349,222	7,103,176
Quanex Building Products Corp.	325,454	7,215,315
Resideo Technologies Inc.(a)	1,392,697	29,608,738
UFP Industries Inc.	91,975	5,109,211

		129,089,777

Capital Markets — 1.8%
Artisan Partners Asset Management Inc., Class A	321,573	16,187,985
Assetmark Financial Holdings Inc.(a)	97,400	2,357,080
Associated Capital Group Inc., Class A	16,511	579,866
B. Riley Financial Inc.	189,135	8,363,550
BGC Partners Inc., Class A	3,083,097	12,332,388
Blucora Inc.(a)	479,422	7,627,604
Cowen Inc., Class A(b)	166,391	4,324,502
Diamond Hill Investment Group Inc.	30,954	4,620,504
Donnelley Financial Solutions Inc.(a)	294,509	4,997,818
Federated Hermes Inc.	667,713	19,290,229
GAMCO Investors Inc., Class A	5,237	92,904
Oppenheimer Holdings Inc., Class A, NVS	93,921	2,951,937
Piper Sandler Cos.	171,862	17,340,876
Safeguard Scientifics Inc.(a)	191,165	1,219,633
Sculptor Capital Management Inc.	180,241	2,739,663
Silvercrest Asset Management Group Inc., Class A	45,107	626,536
StepStone Group Inc., Class A(a)	103,384	4,114,683
Stifel Financial Corp.	990,006	49,955,703
StoneX Group Inc.(a)	150,838	8,733,520
Value Line Inc.	1,721	56,741
Virtus Investment Partners Inc.	65,893	14,298,781
Waddell & Reed Financial Inc., Class A	607,144	15,463,958
Westwood Holdings Group Inc.	84,995	1,232,427
WisdomTree Investments Inc.	1,368,324	7,320,533

		206,829,421

Chemicals — 1.9%
Advanced Emissions Solutions Inc.	150,254	826,397
AdvanSix Inc.(a)	270,506	5,407,415
AgroFresh Solutions Inc.(a)(b)	283,651	643,888
American Vanguard Corp.	232,299	3,605,281
Amyris Inc.(a)(b)	951,629	5,876,309
Avient Corp.	903,214	36,381,460
Balchem Corp.	25,475	2,935,230
Ferro Corp.(a)	205,283	3,003,290
FutureFuel Corp.	259,529	3,296,018

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
GCP Applied Technologies Inc.(a)	107,620	$2,545,213
Hawkins Inc.	44,543	2,330,044
HB Fuller Co.	179,830	9,329,580
Innospec Inc.	46,672	4,234,551
Intrepid Potash Inc.(a)	94,580	2,284,107
Koppers Holdings Inc.(a)	79,941	2,490,962
Kraton Corp.(a)	308,103	8,562,182
Kronos Worldwide Inc.	225,132	3,356,718
Livent Corp.(a)(b)	1,449,238	27,303,644
Marrone Bio Innovations Inc.(a)(b)	78,749	98,436
Minerals Technologies Inc.(b)	336,819	20,923,196
Orion Engineered Carbons SA	260,779	4,469,752
PQ Group Holdings Inc.	311,567	4,442,946
Rayonier Advanced Materials Inc.(a)	605,420	3,947,338
Sensient Technologies Corp.	249,945	18,438,443
Stepan Co.	196,075	23,395,669
Trecora Resources(a)	228,175	1,594,943
Tredegar Corp.	253,758	4,237,759
Trinseo SA	261,256	13,378,920
Tronox Holdings PLC, Class A(a)	577,928	8,449,307

		227,788,998

Commercial Services & Supplies — 2.4%
ABM Industries Inc.	662,241	25,059,199
ACCO Brands Corp.	915,897	7,739,330
Brady Corp., Class A, NVS	118,103	6,238,200
BrightView Holdings Inc.(a)(b)	406,936	6,152,872
Casella Waste Systems Inc., Class A(a)(b)	61,863	3,832,413
CECO Environmental Corp.(a)	311,786	2,170,031
Cimpress PLC(a)(b)	119,514	10,486,158
CompX International Inc.	19,841	282,337
Covanta Holding Corp.	713,831	9,372,601
Deluxe Corp.	411,076	12,003,419
Ennis Inc.	254,802	4,548,216
Harsco Corp.(a)(b)	777,810	13,985,024
Heritage-Crystal Clean Inc.(a)	152,037	3,203,420
Herman Miller Inc.	582,327	19,682,653
HNI Corp.	422,387	14,555,456
IBEX Holdings Ltd.(a)	32,141	601,037
Interface Inc.	471,847	4,954,393
KAR Auction Services Inc.	1,276,715	23,759,666
Kimball International Inc., Class B	349,192	4,172,844
Knoll Inc.	489,684	7,188,561
Matthews International Corp., Class A	298,045	8,762,523
McGrath RentCorp	103,047	6,914,454
Montrose Environmental Group Inc.(a)(b)	69,459	2,150,451
NL Industries Inc.	100,492	480,352
PICO Holdings Inc.(a)(b)	165,469	1,547,135
Pitney Bowes Inc.	960,847	5,918,817
Quad/Graphics Inc.	334,373	1,277,305
SP Plus Corp.(a)	231,012	6,660,076
Steelcase Inc., Class A	851,303	11,535,156
Team Inc.(a)(b)	297,541	3,243,197
U.S. Ecology Inc.	308,451	11,206,025
UniFirst Corp./MA	140,173	29,673,222
Viad Corp.	200,625	7,256,606
VSE Corp.	85,912	3,306,753

		279,919,902

Communications Equipment — 0.7%
ADTRAN Inc.	472,457	6,978,190

Security	Shares	Value

Communications Equipment (continued)
Applied Optoelectronics Inc.(a)(b)	212,210	$1,805,907
CalAmp Corp.(a)	114,136	1,132,229
Comtech Telecommunications Corp.	238,657	4,937,813
Digi International Inc.(a)(b)	284,994	5,386,387
DZS Inc.(a)	115,431	1,785,718
Harmonic Inc.(a)(b)	952,722	7,040,616
Infinera Corp.(a)(b)	809,146	8,479,850
KVH Industries Inc.(a)	153,783	1,745,437
NETGEAR Inc.(a)(b)	296,742	12,056,627
NetScout Systems Inc.(a)(b)	696,744	19,104,720
PCTEL Inc.	165,728	1,088,833
Plantronics Inc.	232,785	6,292,179
Ribbon Communications Inc.(a)	668,406	4,384,743

		82,219,249

Construction & Engineering — 2.2%
Aegion Corp.(a)(b)	301,150	5,718,838
API Group Corp.(a)(b)(c)	1,384,564	25,129,837
Arcosa Inc.	480,982	26,420,341
Argan Inc.	146,395	6,513,114
Comfort Systems USA Inc.	251,800	13,259,788
Concrete Pumping Holdings Inc.(a)(b)	269,564	1,032,430
Construction Partners Inc., Class A(a)(b)	142,870	4,158,946
Dycom Industries Inc.(a)(b)	85,536	6,459,679
EMCOR Group Inc.	490,543	44,865,063
Fluor Corp.	1,391,301	22,219,077
Granite Construction Inc.	411,062	10,979,466
Great Lakes Dredge & Dock Corp.(a)	629,743	8,293,715
IES Holdings Inc.(a)(b)	52,863	2,433,812
MasTec Inc.(a)(b)	521,372	35,547,143
Matrix Service Co.(a)	262,905	2,897,213
MYR Group Inc.(a)	60,019	3,607,142
Northwest Pipe Co.(a)(b)	96,537	2,731,997
NV5 Global Inc.(a)(b)	8,643	680,896
Primoris Services Corp.	209,973	5,797,354
Sterling Construction Co. Inc.(a)	225,042	4,188,032
Tutor Perini Corp.(a)(b)	405,168	5,246,926
WillScot Mobile Mini Holdings Corp.(a)	1,026,791	23,790,747

		261,971,556

Construction Materials — 0.3%
Summit Materials Inc., Class A(a)	1,130,613	22,702,709
U.S. Concrete Inc.(a)	158,636	6,340,681
United State Lime & Minerals Inc.	19,035	2,169,990

		31,213,380

Consumer Finance — 1.2%
Encore Capital Group Inc.(a)(b)	308,165	12,003,027
Enova International Inc.(a)	343,468	8,507,702
EZCORP Inc., Class A, NVS(a)(b)	463,976	2,222,445
Green Dot Corp., Class A(a)	461,230	25,736,634
LendingClub Corp.(a)	689,493	7,281,046
Navient Corp.	1,824,492	17,916,512
Nelnet Inc., Class A	169,811	12,097,336
Oportun Financial Corp.(a)(b)	195,679	3,790,302
PRA Group Inc.(a)	450,402	17,862,943
Prog Holdings Inc.	580,506	31,271,858
Regional Management Corp.	84,029	2,509,106
World Acceptance Corp.(a)(b)	43,514	4,448,001

		145,646,912

Containers & Packaging — 0.3%
Greif Inc., Class A, NVS	257,529	12,072,959

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Greif Inc., Class B	57,113	$2,763,127
Myers Industries Inc.	223,972	4,654,138
O-I Glass Inc.	351,102	4,178,114
Pactiv Evergreen Inc.(a)	305,840	5,547,938
Ranpak Holdings Corp.(a)(b)	287,351	3,861,997
UFP Technologies Inc.(a)(b)	60,148	2,802,897

		35,881,170

Distributors — 0.0%
Core-Mark Holding Co. Inc.	31,008	910,705
Funko Inc., Class A(a)(b)	237,762	2,467,970
Weyco Group Inc.	59,306	939,407

		4,318,082

Diversified Consumer Services — 0.8%
Adtalem Global Education Inc.(a)	513,227	17,424,057
American Public Education Inc.(a)(b)	141,297	4,306,733
Carriage Services Inc.(b)	161,993	5,073,621
Collectors Universe Inc.	8,535	643,539
Franchise Group Inc.	191,682	5,836,717
Houghton Mifflin Harcourt Co.(a)(b)	1,055,647	3,515,305
Laureate Education Inc., Class A(a)(b)	1,070,340	15,584,150
OneSpaWorld Holdings Ltd.	448,724	4,550,061
Regis Corp.(a)(b)	227,471	2,090,458
Stride Inc.(a)(b)	400,120	8,494,548
Universal Technical Institute Inc.(a)	17,195	111,080
Vivint Smart Home Inc.(a)	606,762	12,590,311
WW International Inc.(a)(b)	356,513	8,698,917

		88,919,497

Diversified Financial Services — 0.4%
Alerus Financial Corp.	146,856	4,019,449
A-Mark Precious Metals Inc.	47,267	1,212,398
Banco Latinoamericano de Comercio Exterior SA, Class E	304,562	4,821,216
Cannae Holdings Inc.(a)(b)	850,088	37,633,396
Marlin Business Services Corp.	93,570	1,145,297
SWK Holdings Corp.(a)(b)	35,745	514,371

		49,346,127

Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group Inc.	523,744	1,932,615
ATN International Inc.	105,200	4,393,152
Cincinnati Bell Inc.(a)	315,670	4,823,438
Consolidated Communications Holdings Inc.(a)	641,695	3,137,889
IDT Corp., Class B(a)	70,831	875,471
Iridium Communications Inc.(a)	413,230	16,250,270
Liberty Latin America Ltd., Class A(a)(b)	453,223	5,044,372
Liberty Latin America Ltd., Class C, NVS(a)	1,533,281	17,004,086
ORBCOMM Inc.(a)	630,959	4,681,716
Vonage Holdings Corp.(a)	1,015,996	13,080,948

		71,223,957

Electric Utilities — 1.2%
ALLETE Inc.	514,901	31,892,968
MGE Energy Inc.	263,905	18,481,267
Otter Tail Corp.	269,130	11,467,629
PNM Resources Inc.	783,581	38,027,186
Portland General Electric Co.	888,770	38,012,693

		137,881,743

Electrical Equipment — 0.7%
Allied Motion Technologies Inc.	6,585	336,494
American Superconductor Corp.(a)(b)	265,765	6,224,216

Security	Shares	Value

Electrical Equipment (continued)
AZZ Inc.	256,004	$12,144,830
Bloom Energy Corp., Class A(a)(b)	51,611	1,479,171
Encore Wire Corp.	200,924	12,169,967
EnerSys	381,766	31,709,484
FuelCell Energy Inc.(a)(b)	954,173	10,658,112
LSI Industries Inc.	253,189	2,167,298
Powell Industries Inc.	86,456	2,549,587
Preformed Line Products Co.	29,871	2,044,371
Thermon Group Holdings Inc.(a)	322,073	5,034,001
Ultralife Corp.(a)(b)	90,429	585,076

		87,102,607

Electronic Equipment, Instruments & Components — 2.0%
Arlo Technologies Inc.(a)	776,934	6,052,316
Bel Fuse Inc., Class B, NVS	100,061	1,503,917
Belden Inc.	434,531	18,206,849
Benchmark Electronics Inc.	362,151	9,781,698
CTS Corp.(b)	316,257	10,857,103
Daktronics Inc.	340,745	1,594,687
ePlus Inc.(a)	23,548	2,071,047
FARO Technologies Inc.(a)(b)	11,459	809,349
Fitbit Inc., Class A(a)	794,810	5,404,708
II-VI Inc.(a)(b)	120,848	9,179,614
Insight Enterprises Inc.(a)(b)	250,149	19,033,837
Kimball Electronics Inc.(a)(b)	234,132	3,743,771
Knowles Corp.(a)(b)	873,721	16,102,678
Methode Electronics Inc.	298,300	11,418,924
MTS Systems Corp.	189,285	11,008,816
PC Connection Inc.	101,852	4,816,581
Plexus Corp.(a)(b)	53,954	4,219,742
Powerfleet Inc.(a)	278,720	2,070,890
Rogers Corp.(a)(b)	151,885	23,586,222
Sanmina Corp.(a)(b)	634,185	20,224,160
ScanSource Inc.(a)	247,101	6,518,524
TTM Technologies Inc.(a)(b)	984,402	13,579,825
Vishay Intertechnology Inc.	1,313,526	27,203,123
Vishay Precision Group Inc.(a)	118,956	3,744,735

		232,733,116

Energy Equipment & Services — 1.3%
Archrock Inc.	1,295,283	11,217,151
Aspen Aerogels Inc.(a)(b)	186,491	3,112,535
Bristow Group Inc.(a)	65,645	1,727,776
Cactus Inc., Class A	258,264	6,732,942
ChampionX Corp.(a)(b)	1,835,357	28,080,962
DMC Global Inc.	78,408	3,391,146
Dril-Quip Inc.(a)(b)	346,213	10,254,829
Exterran Corp.(a)(b)	265,605	1,173,974
Frank’s International NV(a)(b)	1,521,811	4,169,762
Helix Energy Solutions Group Inc.(a)	1,433,148	6,019,222
Liberty Oilfield Services Inc., Class A	734,091	7,568,478
Nabors Industries Ltd.	61,445	3,577,942
National Energy Services Reunited Corp.(a)(b)	210,400	2,089,272
Newpark Resources Inc.(a)	917,453	1,761,510
NexTier Oilfield Solutions Inc.(a)(b)	1,598,676	5,499,445
Oceaneering International Inc.(a)	983,277	7,817,052
Oil States International Inc.(a)	592,449	2,974,094
Patterson-UTI Energy Inc.	1,819,806	9,572,180
ProPetro Holding Corp.(a)	796,174	5,883,726
RPC Inc.(a)	578,345	1,821,787
Select Energy Services Inc., Class A(a)(b)	602,441	2,470,008

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Solaris Oilfield Infrastructure Inc., Class A	293,399	$2,388,268
Tidewater Inc.(a)(b)	347,883	3,005,709
Transocean Ltd.(a)(b)	5,828,177	13,463,089
U.S. Silica Holdings Inc.	726,337	5,098,886

		150,871,745

Entertainment — 0.4%
AMC Entertainment Holdings Inc., Class A(b)	757,066	1,604,980
Cinemark Holdings Inc.	1,055,600	18,377,996
Eros STX Global Corp.(a)(b)	1,593,893	2,900,885
Gaia Inc.(a)(b)	121,870	1,204,076
IMAX Corp.(a)(b)	483,663	8,715,607
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	39,833	990,647
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	140,324	3,491,261
LiveXLive Media Inc.(a)(b)	393,405	1,290,368
Marcus Corp. (The)	216,305	2,915,792

		41,491,612

Equity Real Estate Investment Trusts (REITs) — 8.3%
Acadia Realty Trust	843,199	11,964,994
Agree Realty Corp.	537,726	35,801,797
Alexander & Baldwin Inc.	716,113	12,302,821
Alexander’s Inc.	1,517	420,740
Alpine Income Property Trust Inc.	68,605	1,028,389
American Assets Trust Inc.	497,261	14,360,898
American Finance Trust Inc.	1,082,523	8,043,146
Armada Hoffler Properties Inc.	565,187	6,341,398
Bluerock Residential Growth REIT Inc.	160,154	2,029,151
Broadstone Net Lease Inc., Class A	302,455	5,922,069
BRT Apartments Corp.	107,477	1,633,650
CareTrust REIT Inc.	819,398	18,174,248
CatchMark Timber Trust Inc., Class A	427,696	4,003,235
Centerspace	127,701	9,020,799
Chatham Lodging Trust	455,128	4,915,382
City Office REIT Inc.	426,325	4,165,195
Clipper Realty Inc.	27,013	190,442
Colony Capital Inc.	4,744,519	22,821,136
Columbia Property Trust Inc.	1,132,684	16,242,689
CoreCivic Inc.	1,177,480	7,712,494
CorEnergy Infrastructure Trust Inc.	137,139	939,402
CorePoint Lodging Inc.	395,044	2,717,903
CTO Realty Growth Inc.	58,648	2,472,600
DiamondRock Hospitality Co.	1,971,704	16,266,558
Diversified Healthcare Trust	2,327,981	9,591,282
EastGroup Properties Inc.	19,805	2,734,278
Essential Properties Realty Trust Inc.	1,026,575	21,763,390
Farmland Partners Inc.	248,589	2,162,724
Franklin Street Properties Corp.	1,024,511	4,477,113
Front Yard Residential Corp.	494,344	8,008,373
GEO Group Inc. (The)	1,135,124	10,057,199
Getty Realty Corp.	344,665	9,492,074
Gladstone Commercial Corp.	259,559	4,672,062
Gladstone Land Corp.	108,774	1,592,451
Global Medical REIT Inc.	432,132	5,643,644
Global Net Lease Inc.	896,796	15,371,083
Healthcare Realty Trust Inc.	1,331,033	39,398,577
Hersha Hospitality Trust	342,635	2,703,390
Independence Realty Trust Inc.	945,110	12,692,827
Industrial Logistics Properties Trust	644,338	15,006,632
Innovative Industrial Properties Inc.	125,944	23,064,125

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
iStar Inc.	711,071	$10,559,404
Kite Realty Group Trust	825,106	12,343,586
Lexington Realty Trust	2,703,515	28,711,329
LTC Properties Inc.	241,100	9,381,201
Macerich Co. (The)(b)	1,479,388	15,785,070
Mack-Cali Realty Corp.	857,483	10,684,238
Monmouth Real Estate Investment Corp.	104,326	1,806,926
National Health Investors Inc.	286,674	19,829,241
NETSTREIT Corp.	117,314	2,286,450
New Senior Investment Group Inc.	803,589	4,162,591
NexPoint Residential Trust Inc.	183,330	7,756,692
Office Properties Income Trust	472,348	10,731,747
One Liberty Properties Inc.	159,144	3,194,020
Pebblebrook Hotel Trust(b)	1,286,700	24,189,960
Physicians Realty Trust	2,060,875	36,683,575
Piedmont Office Realty Trust Inc., Class A	1,247,698	20,250,138
PotlatchDeltic Corp.	646,990	32,362,440
Preferred Apartment Communities Inc., Class A	461,844	3,417,646
QTS Realty Trust Inc., Class A	35,819	2,216,480
Retail Opportunity Investments Corp.	1,144,272	15,321,802
Retail Properties of America Inc., Class A	2,119,408	18,142,132
Retail Value Inc.	164,756	2,449,922
RLJ Lodging Trust(b)	1,622,087	22,952,531
RPT Realty	801,630	6,934,099
Ryman Hospitality Properties Inc.	66,771	4,524,403
Sabra Health Care REIT Inc.	2,029,716	35,256,167
Safehold Inc.	80,660	5,847,043
Saul Centers Inc.	11,050	350,064
Seritage Growth Properties, Class A(a)(b)	329,707	4,840,099
Service Properties Trust	1,619,269	18,605,401
SITE Centers Corp.	1,513,705	15,318,695
STAG Industrial Inc.	1,359,060	42,565,759
Summit Hotel Properties Inc.	1,015,121	9,146,240
Sunstone Hotel Investors Inc.	2,127,660	24,106,388
Tanger Factory Outlet Centers Inc.(b)	887,170	8,836,213
Terreno Realty Corp.	377,934	22,112,918
UMH Properties Inc.	82,239	1,217,960
Universal Health Realty Income Trust	14,881	956,402
Urban Edge Properties	1,153,102	14,921,140
Urstadt Biddle Properties Inc., Class A	291,411	4,117,637
Washington REIT	812,093	17,565,572
Whitestone REIT	400,812	3,194,472
Xenia Hotels & Resorts Inc.	1,120,026	17,024,395

		970,582,548

Food & Staples Retailing — 1.1%
Andersons Inc. (The)	309,416	7,583,786
Chefs’ Warehouse Inc. (The)(a)(b)	300,004	7,707,103
HF Foods Group Inc.(a)(b)	350,287	2,634,158
Ingles Markets Inc., Class A	138,963	5,928,161
Natural Grocers by Vitamin Cottage Inc.	32,732	449,738
Performance Food Group Co.(a)	1,293,021	61,560,730
PriceSmart Inc.	210,711	19,193,665
Rite Aid Corp.(a)(b)	537,417	8,507,311
SpartanNash Co.	351,819	6,125,169
United Natural Foods Inc.(a)	541,393	8,646,046
Village Super Market Inc., Class A	84,996	1,875,012
Weis Markets Inc.	94,432	4,514,794

		134,725,673

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 1.6%
Alico Inc.	52,553	$1,630,194
B&G Foods Inc.	80,697	2,237,728
Bridgford Foods Corp.(a)	5,729	104,382
Cal-Maine Foods Inc.(a)(b)	240,904	9,043,536
Darling Ingredients Inc.(a)(b)	1,589,446	91,679,245
Farmer Bros. Co.(a)	164,476	768,103
Fresh Del Monte Produce Inc.(b)	308,906	7,435,368
Hostess Brands Inc.(a)(b)	670,919	9,822,254
J&J Snack Foods Corp.	108,771	16,899,750
Laird Superfood Inc.(a)	12,712	601,532
Landec Corp.(a)	250,400	2,716,840
Limoneira Co.	117,291	1,952,895
Mission Produce Inc.(a)	30,345	456,692
Sanderson Farms Inc.	45,390	6,000,558
Seneca Foods Corp., Class A(a)	64,006	2,553,840
Simply Good Foods Co. (The)(a)(b)	840,923	26,371,345
Tootsie Roll Industries Inc.(b)	25,958	770,953
Vital Farms Inc.(a)(b)	58,467	1,479,800

		182,525,015

Gas Utilities — 1.4%
Brookfield Infrastructure Corp., Class A	159,666	11,543,852
Chesapeake Utilities Corp.	10,306	1,115,212
New Jersey Resources Corp.	940,657	33,440,356
Northwest Natural Holding Co.	267,688	12,310,971
ONE Gas Inc.	457,116	35,092,795
RGC Resources Inc.	38,595	917,789
South Jersey Industries Inc.	414,882	8,940,707
Southwest Gas Holdings Inc.	507,678	30,841,439
Spire Inc.	495,560	31,735,663

		165,938,784

Health Care Equipment & Supplies — 0.9%
Acutus Medical Inc.(a)(b)	19,201	553,181
Alphatec Holdings Inc.(a)	74,110	1,076,077
AngioDynamics Inc.(a)(b)	362,177	5,552,173
Apyx Medical Corp.(a)	295,797	2,129,738
Aspira Women’s Health Inc.(a)(b)	51,147	343,196
Avanos Medical Inc.(a)(b)	470,600	21,591,128
Chembio Diagnostics Inc.(a)(b)	1,585	7,529
CryoLife Inc.(a)	65,310	1,541,969
Eargo Inc.(a)	15,338	687,449
FONAR Corp.(a)	63,157	1,096,406
Heska Corp.(a)(b)	44,131	6,427,680
Inari Medical Inc.(a)(b)	14,936	1,303,763
Inogen Inc.(a)(b)	59,688	2,666,860
Integer Holdings Corp.(a)	119,884	9,733,382
IntriCon Corp.(a)(b)	84,678	1,532,672
Invacare Corp.	334,166	2,990,786
LeMaitre Vascular Inc.	33,711	1,365,295
LENSAR Inc.(a)	84,304	611,204
LivaNova PLC(a)(b)	142,693	9,447,704
Meridian Bioscience Inc.(a)	55,168	1,031,090
Milestone Scientific Inc.(a)(b)	45,093	95,597
Misonix Inc.(a)	59,322	741,525
Natus Medical Inc.(a)	222,979	4,468,499
OraSure Technologies Inc.(a)(b)	276,092	2,922,434
Orthofix Medical Inc.(a)	183,200	7,873,936
Outset Medical Inc.(a)(b)	19,666	1,117,815
Pulmonx Corp.(a)	22,679	1,565,305
Retractable Technologies Inc.(a)(b)	11,986	128,730

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Rockwell Medical Inc.(a)	76,678	$77,445
SeaSpine Holdings Corp.(a)(b)	261,204	4,558,010
Sientra Inc.(a)(b)	82,130	319,486
Surgalign Holdings Inc.(a)	583,882	1,278,702
Utah Medical Products Inc.	6,105	514,651
Varex Imaging Corp.(a)(b)	375,081	6,256,351
Venus Concept Inc.(a)	75,334	130,328
ViewRay Inc.(a)(b)	686,533	2,622,556
VolitionRx Ltd.(a)(b)	20,781	80,838

		106,441,490

Health Care Providers & Services — 1.6%
American Renal Associates Holdings Inc.(a)(b)	97,910	1,121,069
Avalon GloboCare Corp.(a)(b)	46,381	51,947
Brookdale Senior Living Inc.(a)(b)	1,819,250	8,059,277
Community Health Systems Inc.(a)(b)	844,445	6,274,226
Covetrus Inc.(a)(b)	1,146,277	32,944,001
Cross Country Healthcare Inc.(a)(b)	314,903	2,793,190
Enzo Biochem Inc.(a)(b)	432,482	1,089,855
Five Star Senior Living Inc.(a)	187,358	1,292,770
Hanger Inc.(a)	318,599	7,005,992
Magellan Health Inc.(a)	132,606	10,985,081
MEDNAX Inc.(a)	730,743	17,932,433
National HealthCare Corp.	123,498	8,201,502
Option Care Health Inc.(a)(b)	31,398	491,065
Owens & Minor Inc.	717,713	19,414,137
Patterson Companies Inc.	838,374	24,841,022
Tenet Healthcare Corp.(a)	927,771	37,045,896
Tivity Health Inc.(a)(b)	226,437	4,435,901
Triple-S Management Corp., Class B(a)	206,786	4,414,881

		188,394,245

Health Care Technology — 0.4%
Accolade Inc.(a)(b)	22,992	1,000,152
Allscripts Healthcare Solutions Inc.(a)(b)	1,470,755	21,237,702
Computer Programs & Systems Inc.	127,554	3,423,549
Evolent Health Inc., Class A(a)(b)	629,035	10,083,431
HealthStream Inc.(a)	250,471	5,470,287
NextGen Healthcare Inc.(a)(b)	550,864	10,047,760

		51,262,881

Hotels, Restaurants & Leisure — 3.2%
Biglari Holdings Inc., Class A(a)(b)	620	362,700
Biglari Holdings Inc., Class B, NVS(a)(b)	9,452	1,051,062
BJ’s Restaurants Inc.	219,328	8,441,935
Bluegreen Vacations Corp.	63,783	506,437
Bluegreen Vacations Holding Corp.	111,289	1,505,740
Boyd Gaming Corp.	801,871	34,416,303
Brinker International Inc.	149,774	8,472,715
Caesars Entertainment Inc.(a)	733,640	54,487,443
Carrols Restaurant Group Inc.(a)	339,168	2,129,975
Century Casinos Inc.(a)	264,796	1,692,046
Cheesecake Factory Inc. (The)(b)	419,007	15,528,399
Chuy’s Holdings Inc.(a)(b)	193,319	5,121,020
Cracker Barrel Old Country Store Inc.	135,278	17,845,874
Dave & Buster’s Entertainment Inc.	277,406	8,327,728
Del Taco Restaurants Inc.(a)(b)	290,821	2,634,838
Denny’s Corp.(a)(b)	210,002	3,082,829
Dine Brands Global Inc.	144,619	8,387,902
El Pollo Loco Holdings Inc.(a)(b)	168,728	3,053,977
Everi Holdings Inc.(a)	522,275	7,212,618
Fiesta Restaurant Group Inc.(a)(b)	178,752	2,037,773

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
GAN Ltd.(a)(b)	49,028	$994,288
Golden Entertainment Inc.(a)	103,937	2,067,307
International Game Technology PLC	982,015	16,635,334
Jack in the Box Inc.	198,587	18,428,874
Kura Sushi USA Inc., Class A(a)(b)	32,835	640,283
Marriott Vacations Worldwide Corp.	347,662	47,706,180
Monarch Casino & Resort Inc.(a)(b)	35,237	2,157,209
Nathan’s Famous Inc.	28,284	1,561,843
Noodles & Co.(a)(b)	159,477	1,259,868
Papa John’s International Inc.	48,390	4,105,892
Penn National Gaming Inc.(a)(b)	765,868	66,148,019
PlayAGS Inc.(a)	177,528	1,278,202
RCI Hospitality Holdings Inc.(b)	83,477	3,292,333
Red Robin Gourmet Burgers Inc.(a)(b)	151,967	2,922,325
Red Rock Resorts Inc., Class A	165,553	4,145,447
Scientific Games Corp./DE, Class A(a)(b)	160,111	6,643,005
SeaWorld Entertainment Inc.(a)	282,291	8,917,573
Target Hospitality Corp.(a)(b)	306,998	485,057

		375,688,353

Household Durables — 1.8%
Beazer Homes USA Inc.(a)	278,485	4,219,048
Casper Sleep Inc.(a)(b)	198,179	1,218,801
Century Communities Inc.(a)	290,821	12,732,143
Ethan Allen Interiors Inc.	225,132	4,549,918
GoPro Inc., Class A(a)(b)	129,304	1,070,637
Green Brick Partners Inc.(a)(b)	233,511	5,361,413
Hamilton Beach Brands Holding Co., Class A	48,655	851,949
Hooker Furniture Corp.	109,373	3,527,279
KB Home	742,213	24,878,980
La-Z-Boy Inc.	442,602	17,633,264
Legacy Housing Corp.(a)(b)	63,666	961,993
Lifetime Brands Inc.	117,655	1,788,356
M/I Homes Inc.(a)	274,372	12,151,936
MDC Holdings Inc.	513,552	24,958,627
Meritage Homes Corp.(a)	347,909	28,813,823
Taylor Morrison Home Corp.(a)	1,118,120	28,679,778
TRI Pointe Group Inc.(a)(b)	1,244,708	21,471,213
Tupperware Brands Corp.(a)	485,141	15,713,717
Turtle Beach Corp.(a)(b)	139,313	3,002,195
Universal Electronics Inc.(a)	16,394	860,029
VOXX International Corp.(a)(b)	202,220	2,580,327

		217,025,426

Household Products — 0.1%
Central Garden & Pet Co.(a)(b)	67,142	2,592,353
Central Garden & Pet Co., Class A, NVS(a)	278,775	10,127,896
Oil-Dri Corp. of America	50,532	1,722,130
WD-40 Co.	8,713	2,314,870

		16,757,249

Independent Power and Renewable Electricity Producers — 0.9%
Atlantic Power Corp.(a)(b)	763,821	1,604,024
Brookfield Renewable Corp., Class A(b)	928,016	54,075,463
Clearway Energy Inc., Class A	277,190	8,190,964
Clearway Energy Inc., Class C	645,907	20,623,811
Sunnova Energy International Inc.(a)(b)	461,076	20,808,360

		105,302,622

Industrial Conglomerates — 0.1%
Raven Industries Inc.	320,403	10,602,135

Security	Shares	Value

Insurance — 2.8%
Ambac Financial Group Inc.(a)	443,722	$6,824,444
American Equity Investment Life Holding Co.	856,856	23,700,637
AMERISAFE Inc.	190,432	10,936,510
Argo Group International Holdings Ltd.	322,039	14,073,104
Citizens Inc./TX(a)(b)	498,651	2,857,270
CNO Financial Group Inc.	1,368,172	30,414,464
Crawford & Co., Class A, NVS	151,671	1,120,849
Donegal Group Inc., Class A	108,751	1,530,127
Employers Holdings Inc.	281,226	9,052,665
Enstar Group Ltd.(a)(b)	118,944	24,370,436
FBL Financial Group Inc., Class A	96,045	5,043,323
FedNat Holding Co.	123,140	728,989
Genworth Financial Inc., Class A(a)	4,991,167	18,866,611
Goosehead Insurance Inc., Class A	113,788	14,196,191
Greenlight Capital Re Ltd., Class A(a)(b)	266,629	1,949,058
HCI Group Inc.	49,124	2,569,185
Heritage Insurance Holdings Inc.	233,225	2,362,569
Horace Mann Educators Corp.	406,789	17,101,410
Independence Holding Co.	46,010	1,886,410
Investors Title Co.	11,655	1,783,215
James River Group Holdings Ltd.	37,140	1,825,431
MBIA Inc.(a)(b)	486,496	3,201,144
National General Holdings Corp.	355,769	12,160,184
National Western Life Group Inc., Class A	25,902	5,347,209
NI Holdings Inc.(a)	89,856	1,475,436
ProAssurance Corp.	518,178	9,218,387
ProSight Global Inc.(a)	92,327	1,184,555
Protective Insurance Corp., Class B, NVS	87,374	1,197,898
RLI Corp.	49,957	5,203,022
Safety Insurance Group Inc.	142,922	11,133,624
Selective Insurance Group Inc.	584,267	39,134,204
Selectquote Inc.(a)	233,086	4,836,534
State Auto Financial Corp.	178,515	3,166,856
Stewart Information Services Corp.	260,795	12,612,046
Third Point Reinsurance Ltd.(a)	799,235	7,608,717
Tiptree Inc.	233,067	1,169,996
Trean Insurance Group Inc.(a)(b)	94,619	1,239,509
United Fire Group Inc.	209,454	5,257,295
United Insurance Holdings Corp.	208,435	1,192,248
Universal Insurance Holdings Inc.	203,783	3,079,161
Vericity Inc.(a)(b)	20,383	204,034
Watford Holdings Ltd.(a)(b)	170,297	5,892,276

		328,707,233

Interactive Media & Services — 0.4%
Cars.com Inc.(a)(b)	661,343	7,473,176
DHI Group Inc.(a)(b)	475,711	1,056,078
Liberty TripAdvisor Holdings Inc., Class A(a)	727,549	3,157,562
MediaAlpha Inc., Class A(a)(b)	31,768	1,241,176
QuinStreet Inc.(a)	324,088	6,948,447
TrueCar Inc.(a)(b)	1,012,771	4,253,638
Yelp Inc.(a)	578,637	18,904,071

		43,034,148

Internet & Direct Marketing Retail — 0.4%
CarParts.com Inc.(a)(b)	28,528	353,462
Duluth Holdings Inc., Class B(a)(b)	109,999	1,161,589
Groupon Inc.(a)(b)	230,685	8,764,877
Lands’ End Inc.(a)(b)	117,117	2,526,214
Liquidity Services Inc.(a)	275,279	4,379,689
Magnite Inc.(a)	470,857	14,460,018

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Overstock.com Inc.(a)(b)	76,389	$3,664,380
Quotient Technology Inc.(a)(b)	379,826	3,577,961
Stitch Fix Inc., Class A(a)	92,468	5,429,721

		44,317,911

IT Services — 0.9%
Cardtronics PLC, Class A(a)(b)	96,006	3,389,012
Conduent Inc.(a)	1,637,953	7,862,174
Hackett Group Inc. (The)	33,178	477,431
Information Services Group Inc.(a)	355,103	1,164,738
KBR Inc.	1,231,436	38,088,316
LiveRamp Holdings Inc.(a)	121,651	8,903,637
ManTech International Corp./VA, Class A	154,974	13,783,388
MoneyGram International Inc.(a)(b)	547,213	2,990,519
Perspecta Inc.	232,866	5,607,413
PFSweb Inc.(a)	56,040	377,149
Priority Technology Holdings Inc.(a)	5,313	37,404
Rackspace Technology Inc.(a)(b)	54,208	1,033,205
ServiceSource International Inc.(a)	882,409	1,553,040
StarTek Inc.(a)(b)	170,072	1,278,941
Sykes Enterprises Inc.(a)(b)	358,081	13,488,911
Unisys Corp.(a)(b)	549,077	10,805,835

		110,841,113

Leisure Products — 0.6%
Acushnet Holdings Corp.	257,772	10,450,077
American Outdoor Brands Inc.(a)	137,323	2,338,611
Callaway Golf Co.(b)	921,629	22,128,312
Clarus Corp.(b)	194,256	2,991,542
Escalade Inc.	103,974	2,201,130
Johnson Outdoors Inc., Class A	25,471	2,868,799
Nautilus Inc.(a)(b)	299,863	5,439,515
Smith & Wesson Brands Inc.	548,177	9,730,142
Sturm Ruger & Co. Inc.	20,673	1,345,192
Vista Outdoor Inc.(a)(b)	580,515	13,793,036

		73,286,356

Life Sciences Tools & Services — 0.1%
Contra Aduro Biotech I(d)	19,180	57,540
Fluidigm Corp.(a)	671,885	4,031,310
Fortitude Gold Corp.	187,893	197,288
Harvard Bioscience Inc.(a)	383,714	1,646,133
NanoString Technologies Inc.(a)	57,997	3,878,839
Pacific Biosciences of California Inc.(a)(b)	217,289	5,636,477

		15,447,587

Machinery — 4.4%
Alamo Group Inc.	18,244	2,516,760
Albany International Corp., Class A	52,706	3,869,675
Altra Industrial Motion Corp.	637,105	35,314,730
Astec Industries Inc.	221,599	12,826,150
Barnes Group Inc.	463,176	23,478,391
Blue Bird Corp.(a)	89,609	1,636,260
Chart Industries Inc.(a)(b)	356,318	41,970,697
CIRCOR International Inc.(a)(b)	197,226	7,581,367
Columbus McKinnon Corp./NY(b)	229,273	8,813,254
Douglas Dynamics Inc.	17,518	749,245
Eastern Co. (The)	53,323	1,285,084
Enerpac Tool Group Corp.(b)	331,237	7,489,269
EnPro Industries Inc.	204,098	15,413,481
ESCO Technologies Inc.	20,407	2,106,411
ExOne Co. (The)(a)	27,537	261,326
Federal Signal Corp.	45,097	1,495,868

Security	Shares	Value

Machinery (continued)
Franklin Electric Co. Inc.	31,916	$2,208,906
Gencor Industries Inc.(a)	76,696	943,361
Gorman-Rupp Co. (The)	146,664	4,759,247
Graham Corp.	94,792	1,438,943
Greenbrier Companies Inc. (The)	318,034	11,570,077
Helios Technologies Inc.	171,901	9,160,604
Hillenbrand Inc.	731,116	29,098,417
Hurco Companies Inc.	61,096	1,832,880
Hyster-Yale Materials Handling Inc.	97,662	5,815,772
Kennametal Inc.	819,839	29,710,965
LB Foster Co., Class A(a)	98,718	1,485,706
Luxfer Holdings PLC	255,672	4,198,134
Lydall Inc.(a)	168,947	5,073,478
Manitowoc Co. Inc. (The)(a)	333,013	4,432,403
Mayville Engineering Co. Inc.(a)	69,035	926,450
Meritor Inc.(a)(b)	159,106	4,440,648
Miller Industries Inc./TN	109,284	4,154,978
Mueller Industries Inc.	552,886	19,411,827
Mueller Water Products Inc., Class A	1,467,607	18,168,975
Navistar International Corp.(a)(b)	492,492	21,649,948
NN Inc.(a)	405,202	2,662,177
Park-Ohio Holdings Corp.	86,935	2,686,292
REV Group Inc.	231,441	2,038,995
Rexnord Corp.	1,095,724	43,270,141
SPX Corp.(a)	108,490	5,917,045
SPX FLOW Inc.(a)(b)	420,464	24,370,093
Standex International Corp.	120,875	9,370,230
Terex Corp.	665,640	23,224,180
TriMas Corp.(a)(b)	404,792	12,819,763
Wabash National Corp.	524,362	9,034,757
Watts Water Technologies Inc., Class A	149,241	18,162,630
Welbilt Inc.(a)(b)	917,609	12,112,439

		512,958,429

Marine — 0.4%
Costamare Inc.	499,514	4,135,976
Eagle Bulk Shipping Inc.(a)(b)	62,470	1,186,930
Genco Shipping & Trading Ltd.	164,003	1,207,062
Matson Inc.	422,941	24,094,949
Pangaea Logistics Solutions Ltd.	97,179	269,186
Safe Bulkers Inc.(a)	547,234	711,404
Scorpio Bulkers Inc.	94,355	1,597,430
SEACOR Holdings Inc.(a)	189,934	7,872,764

		41,075,701

Media — 1.0%
AMC Networks Inc., Class A(a)(b)	167,222	5,981,531
Boston Omaha Corp., Class A(a)(b)	128,062	3,540,914
comScore Inc.(a)(b)	599,943	1,493,858
Daily Journal Corp.(a)(b)	2,314	934,856
Emerald Holding Inc.	246,015	1,333,401
Entercom Communications Corp., Class A	1,171,004	2,892,380
Entravision Communications Corp., Class A	582,929	1,603,055
EW Scripps Co. (The), Class A, NVS	556,848	8,514,206
Fluent Inc.(a)(b)	415,372	2,205,625
Gannett Co. Inc.(a)	1,307,051	4,391,691
Gray Television Inc.(a)(b)	599,969	10,733,445
Hemisphere Media Group Inc.(a)	162,332	1,681,760
Iheartmedia Inc., Class A(a)(b)	603,868	7,838,207
Loral Space & Communications Inc.	101,845	2,137,727
Meredith Corp.	197,233	3,786,874

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
MSG Networks Inc., Class A(a)(b)	297,035	$4,378,296
National CineMedia Inc.	626,528	2,330,684
Saga Communications Inc., Class A	39,749	954,771
Scholastic Corp., NVS	286,452	7,161,300
Sinclair Broadcast Group Inc., Class A	435,490	13,870,356
TEGNA Inc.	2,164,471	30,194,370
Tribune Publishing Co.	155,065	2,124,391
WideOpenWest Inc.(a)	255,170	2,722,664

		122,806,362

Metals & Mining — 3.1%
Alcoa Corp.(a)	1,847,955	42,595,363
Allegheny Technologies Inc.(a)(b)	1,251,669	20,990,489
Arconic Corp.(a)	982,972	29,292,566
Caledonia Mining Corp. PLC	82,967	1,317,516
Carpenter Technology Corp.	468,135	13,632,091
Century Aluminum Co.(a)(b)	499,696	5,511,647
Cleveland-Cliffs Inc.(b)	3,895,569	56,719,485
Coeur Mining Inc.(a)	2,390,433	24,740,982
Commercial Metals Co.	1,175,760	24,150,110
Ferroglobe PLC(a)(d)	532,035	5
Gatos Silver Inc.(a)(b)	165,732	2,159,488
Gold Resource Corp.	655,424	1,907,284
Haynes International Inc.	122,511	2,920,662
Hecla Mining Co.(b)	5,154,284	33,399,760
Kaiser Aluminum Corp.	155,250	15,354,225
Materion Corp.	138,104	8,799,987
NovaGold Resources Inc.(a)(b)	162,261	1,569,064
Olympic Steel Inc.	92,490	1,232,892
Ryerson Holding Corp.(a)	161,307	2,200,227
Schnitzer Steel Industries Inc., Class A	255,374	8,148,984
SunCoke Energy Inc.	812,161	3,532,900
TimkenSteel Corp.(a)(b)	436,922	2,040,426
United States Steel Corp.(b)	2,161,424	36,247,081
Warrior Met Coal Inc.	511,904	10,913,793
Worthington Industries Inc.	361,976	18,583,848

		367,960,875

Mortgage Real Estate Investment — 2.6%
Anworth Mortgage Asset Corp.	938,688	2,543,844
Apollo Commercial Real Estate Finance Inc.	1,392,744	15,556,950
Arbor Realty Trust Inc.	1,138,333	16,141,562
Ares Commercial Real Estate Corp.	305,509	3,638,612
Arlington Asset Investment Corp., Class A	334,178	1,263,193
ARMOUR Residential REIT Inc.	635,756	6,859,807
Blackstone Mortgage Trust Inc., Class A	1,354,401	37,286,659
Broadmark Realty Capital Inc.	1,271,026	12,964,465
Capstead Mortgage Corp.	942,242	5,474,426
Cherry Hill Mortgage Investment Corp.	153,411	1,402,177
Chimera Investment Corp.	1,895,886	19,432,831
Colony Credit Real Estate Inc.	835,188	6,263,910
Dynex Capital Inc.	217,866	3,878,015
Ellington Financial Inc.	402,413	5,971,809
Ellington Residential Mortgage REIT	87,306	1,138,470
Granite Point Mortgage Trust Inc.	540,116	5,395,759
Great Ajax Corp.	202,408	2,117,188
Hannon Armstrong Sustainable Infrastructure Capital Inc.	683,737	43,369,438
Invesco Mortgage Capital Inc.	1,808,580	6,113,000
KKR Real Estate Finance Trust Inc.	281,692	5,047,921
Ladder Capital Corp.	1,038,519	10,156,716

Security	Shares	Value

Mortgage Real Estate Investment (continued)
MFA Financial Inc.	4,461,363	$17,354,702
New York Mortgage Trust Inc.	3,763,336	13,886,710
Orchid Island Capital Inc.	691,699	3,610,669
PennyMac Mortgage Investment Trust	968,842	17,041,931
Ready Capital Corp.	408,444	5,085,128
Redwood Trust Inc.	1,104,641	9,698,748
TPG RE Finance Trust Inc.	594,952	6,318,390
Two Harbors Investment Corp.	2,699,305	17,194,573
Western Asset Mortgage Capital Corp.	564,449	1,840,104

		304,047,707

Multi-Utilities — 0.9%
Avista Corp.	679,043	27,256,786
Black Hills Corp.	620,511	38,130,401
NorthWestern Corp.	502,235	29,285,323
Unitil Corp.	145,163	6,426,366

		101,098,876

Multiline Retail — 0.5%
Big Lots Inc.	356,987	15,325,452
Dillard’s Inc., Class A(b)	71,594	4,514,002
Macy’s Inc.(b)	2,984,074	33,570,832

		53,410,286

Oil, Gas & Consumable Fuels — 2.9%
Adams Resources & Energy Inc.	21,251	512,149
Antero Resources Corp.(a)(b)	2,403,107	13,096,933
Arch Resources Inc.	150,989	6,608,789
Ardmore Shipping Corp.	290,647	950,416
Berry Corp.	711,154	2,617,047
Bonanza Creek Energy Inc.(a)	173,814	3,359,825
Brigham Minerals Inc., Class A	436,140	4,793,179
Clean Energy Fuels Corp.(a)(b)	1,283,836	10,090,951
CNX Resources Corp.(a)(b)	2,204,902	23,812,942
Comstock Resources Inc.(a)(b)	278,943	1,218,981
CONSOL Energy Inc.(a)(b)	295,631	2,131,499
Contango Oil & Gas Co.(a)(b)	811,509	1,858,356
CVR Energy Inc.	300,889	4,483,246
Delek U.S. Holdings Inc.	619,477	9,954,995
DHT Holdings Inc.	1,101,089	5,758,695
Diamond S Shipping Inc.(a)(b)	258,076	1,718,786
Dorian LPG Ltd.(a)	315,509	3,846,055
Earthstone Energy Inc., Class A(a)(b)	260,322	1,387,516
Energy Fuels Inc./Canada(a)(b)	1,304,850	5,558,661
Escrow PetroCorp.(a)(d)	19,086	0	(e)
Evolution Petroleum Corp.	319,192	909,697
Falcon Minerals Corp.	388,644	1,224,229
Frontline Ltd./Bermuda	1,171,625	7,287,507
Golar LNG Ltd.(a)	904,200	8,716,488
Goodrich Petroleum Corp.(a)(b)	38,720	390,685
Green Plains Inc.(a)	344,305	4,534,497
International Seaways Inc.	238,277	3,891,063
Kosmos Energy Ltd.	4,078,774	9,585,119
Magnolia Oil & Gas Corp., Class A(a)(b)	128,128	904,584
Matador Resources Co.(a)(b)	1,108,308	13,366,194
NACCO Industries Inc., Class A	40,637	1,068,753
NextDecade Corp.(a)(b)	200,024	418,050
Nordic American Tankers Ltd.	1,458,422	4,302,345
Overseas Shipholding Group Inc., Class A(a)	562,515	1,203,782
Ovintiv Inc.	2,591,879	37,219,382
Par Pacific Holdings Inc.(a)	397,102	5,551,486
PBF Energy Inc., Class A	959,181	6,810,185

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PDC Energy Inc.(a)(b)	984,316	$20,208,007
Peabody Energy Corp.(a)	665,382	1,603,571
Penn Virginia Corp.(a)	137,887	1,399,553
PrimeEnergy Resources Corp.(a)	4,205	181,530
Range Resources Corp.(b)	2,120,780	14,209,226
Renewable Energy Group Inc.(a)(b)	328,312	23,251,056
REX American Resources Corp.(a)	54,212	3,982,956
Scorpio Tankers Inc.	497,880	5,571,277
SFL Corp. Ltd.	928,196	5,829,071
SM Energy Co.(b)	1,132,558	6,931,255
Southwestern Energy Co.(a)(b)	6,422,898	19,140,236
Talos Energy Inc.(a)	135,008	1,112,466
Tellurian Inc.(a)(b)	1,722,365	2,204,627
Uranium Energy Corp.(a)(b)	1,273,919	2,242,097
W&T Offshore Inc.(a)(b)	957,976	2,078,808
Whiting Petroleum Corp.(a)	13,165	329,125
World Fuel Services Corp.	619,362	19,299,320

		340,717,248

Paper & Forest Products — 0.5%
Clearwater Paper Corp.(a)	159,280	6,012,820
Domtar Corp.	546,102	17,284,128
Glatfelter Corp.	427,056	6,995,177
Neenah Inc.	164,098	9,077,901
Schweitzer-Mauduit International Inc.	305,675	12,291,192
Verso Corp., Class A	310,529	3,732,559

		55,393,777

Personal Products — 0.3%
BellRing Brands Inc., Class A(a)	395,846	9,623,016
Edgewell Personal Care Co.	538,599	18,624,753
Nature’s Sunshine Products Inc.(a)	88,278	1,319,756
Revlon Inc., Class A(a)(b)	57,579	684,039

		30,251,564

Pharmaceuticals — 0.6%
AcelRx Pharmaceuticals Inc.(a)(b)	546,212	677,303
Agile Therapeutics Inc.(a)	63,535	182,345
ANI Pharmaceuticals Inc.(a)	43,076	1,250,927
Atea Pharmaceuticals Inc.(a)	30,120	1,258,414
Athira Pharma Inc.(a)	26,035	891,699
Aytu BioScience Inc.(a)	22,625	135,297
Cassava Sciences Inc.(a)(b)	210,599	1,436,285
CorMedix Inc.(a)	15,448	114,779
Cymabay Therapeutics Inc.(a)(b)	687,928	3,948,707
Endo International PLC(a)(b)	1,261,368	9,056,622
Evofem Biosciences Inc.(a)	42,939	103,483
Evolus Inc.(a)(b)	104,825	352,212
Graybug Vision Inc.(a)(b)	13,078	379,523
Harmony Biosciences Holdings Inc.(a)	13,242	478,698
Intra-Cellular Therapies Inc.(a)(b)	407,937	12,972,397
Lannett Co. Inc.(a)	322,175	2,100,581
Lyra Therapeutics Inc.(a)	7,908	90,151
NGM Biopharmaceuticals Inc.(a)(b)	12,830	388,685
Osmotica Pharmaceuticals PLC(a)(b)	40,613	167,325
Paratek Pharmaceuticals Inc.(a)(b)	12,628	79,051
Phibro Animal Health Corp., Class A	16,361	317,731
Pliant Therapeutics Inc.(a)	23,954	544,235
Prestige Consumer Healthcare Inc.(a)(b)	319,765	11,150,205
Revance Therapeutics Inc.(a)(b)	140,852	3,991,746
Strongbridge Biopharma PLC(a)(b)	16,113	39,155
Supernus Pharmaceuticals Inc.(a)	371,611	9,349,733

Security	Shares	Value

Pharmaceuticals (continued)
Tarsus Pharmaceuticals Inc.(a)(b)	12,224	$505,218
TherapeuticsMD Inc.(a)(b)	353,334	427,534
Theravance Biopharma Inc.(a)(b)	64,584	1,147,658
VYNE Therapeutics Inc.(a)(b)	1,226,219	1,937,426
Xeris Pharmaceuticals Inc.(a)	39,862	196,121

		65,671,246

Professional Services — 0.9%
Acacia Research Corp.(a)	356,709	1,405,433
ASGN Inc.(a)(b)	87,462	7,305,701
Barrett Business Services Inc.	69,630	4,749,462
BG Staffing Inc.	93,464	1,260,829
CBIZ Inc.(a)	425,671	11,327,105
CRA International Inc.	19,415	988,806
GP Strategies Corp.(a)	129,237	1,532,751
Heidrick & Struggles International Inc.	188,280	5,531,666
Huron Consulting Group Inc.(a)	202,089	11,913,147
ICF International Inc.	90,854	6,753,178
Insperity Inc.	178,018	14,494,226
Kelly Services Inc., Class A, NVS	334,795	6,886,733
Korn Ferry	540,445	23,509,357
Mistras Group Inc.(a)	176,868	1,372,496
Resources Connection Inc.	299,521	3,764,979
TrueBlue Inc.(a)	346,665	6,479,169
Willdan Group Inc.(a)(b)	31,727	1,323,016

		110,598,054

Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA(a)(b)	43,011	553,982
American Realty Investors Inc.(a)	17,987	196,058
Cushman & Wakefield PLC(a)(b)	717,464	10,639,991
Fathom Holdings Inc.(a)(b)	30,799	1,109,996
Forestar Group Inc.(a)(b)	164,233	3,314,222
FRP Holdings Inc.(a)(b)	62,882	2,864,275
Indus Realty Trust Inc.	10,457	653,563
Kennedy-Wilson Holdings Inc.	1,189,942	21,288,062
Marcus & Millichap Inc.(a)	210,017	7,818,933
Maui Land & Pineapple Co. Inc.(a)	40,363	465,385
Newmark Group Inc., Class A	1,432,724	10,444,558
Rafael Holdings Inc., Class B(a)(b)	91,464	2,132,940
RE/MAX Holdings Inc., Class A	179,990	6,539,037
Realogy Holdings Corp.(a)	1,132,208	14,854,569
RMR Group Inc. (The), Class A	14,628	564,933
St. Joe Co. (The)(b)	164,276	6,973,516
Stratus Properties Inc.(a)	60,010	1,530,255
Tejon Ranch Co.(a)	206,677	2,986,483
Transcontinental Realty Investors Inc.(a)	11,441	275,843

		95,206,601

Road & Rail — 0.3%
ArcBest Corp.	249,609	10,650,816
Covenant Logistics Group Inc.(a)	115,321	1,707,904
Heartland Express Inc.	484,429	8,768,165
Marten Transport Ltd.	305,115	5,257,131
PAM Transportation Services Inc.(a)	15,424	755,776
U.S. Xpress Enterprises Inc., Class A(a)	221,764	1,516,866
Universal Logistics Holdings Inc.	22,709	467,578
Werner Enterprises Inc.	69,741	2,735,242

		31,859,478

Semiconductors & Semiconductor Equipment — 1.3%
Alpha & Omega Semiconductor Ltd.(a)	206,759	4,887,783
Ambarella Inc.(a)(b)	227,953	20,930,644

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Amkor Technology Inc.	821,852	$12,393,528
Axcelis Technologies Inc.(a)	26,349	767,283
AXT Inc.(a)(b)	396,489	3,794,400
Cohu Inc.	379,433	14,486,752
Diodes Inc.(a)	348,753	24,587,087
DSP Group Inc.(a)	13,092	217,196
GSI Technology Inc.(a)	169,345	1,253,153
Maxeon Solar Technologies Ltd.(a)(b)	29,897	848,178
MaxLinear Inc.(a)(b)	271,580	10,371,640
NeoPhotonics Corp.(a)	154,376	1,403,278
NVE Corp.	4,252	238,877
Onto Innovation Inc.(a)	352,655	16,768,745
PDF Solutions Inc.(a)(b)	21,791	470,686
Photronics Inc.(a)	628,155	7,010,210
Pixelworks Inc.(a)	56,203	158,492
Rambus Inc.(a)	1,123,587	19,617,829
SMART Global Holdings Inc.(a)(b)	8,678	326,553
SunPower Corp.(a)(b)	232,347	5,957,377
Synaptics Inc.(a)(b)	19,056	1,836,998
Veeco Instruments Inc.(a)(b)	476,899	8,278,967

		156,605,656

Software — 1.2%
Asure Software Inc.(a)(b)	134,295	953,495
Cerence Inc.(a)(b)	363,372	36,511,619
Cloudera Inc.(a)(b)	1,036,202	14,413,570
Digimarc Corp.(a)(b)	8,271	390,722
Ebix Inc.	119,099	4,522,189
eGain Corp.(a)(b)	133,639	1,578,277
GTY Technology Holdings Inc.(a)(b)	423,338	2,192,891
InterDigital Inc.	210,487	12,772,351
MicroStrategy Inc., Class A(a)	26,979	10,482,690
Park City Group Inc.(a)	101,535	486,353
Seachange International Inc.(a)	195,628	273,879
SecureWorks Corp., Class A(a)(b)	82,718	1,176,250
Sumo Logic Inc.(a)(b)	28,357	810,443
Synchronoss Technologies Inc.(a)(b)	387,860	1,822,942
Telenav Inc.(a)	210,925	991,348
Verint Systems Inc.(a)(b)	354,008	23,782,257
VirnetX Holding Corp.	306,136	1,542,925
Xperi Holding Corp.	959,476	20,053,048

		134,757,249

Specialty Retail — 3.2%
Aaron’s Co. Inc. (The)(a)	292,404	5,543,980
Abercrombie & Fitch Co., Class A	625,124	12,727,525
Academy Sports & Outdoors Inc.(a)(b)	140,164	2,905,600
American Eagle Outfitters Inc.	1,490,009	29,904,481
America’s Car-Mart Inc./TX(a)(b)	15,128	1,661,659
Asbury Automotive Group Inc.(a)	115,804	16,877,275
At Home Group Inc.(a)(b)	534,765	8,267,467
Bed Bath & Beyond Inc.	1,253,267	22,258,022
Boot Barn Holdings Inc.(a)(b)	23,708	1,027,979
Buckle Inc. (The)	287,206	8,386,415
Caleres Inc.	356,964	5,586,487
Cato Corp. (The), Class A	209,938	2,013,305
Chico’s FAS Inc.	1,190,133	1,892,311
Children’s Place Inc. (The)	42,275	2,117,977
Citi Trends Inc.	97,070	4,822,438
Conn’s Inc.(a)(b)	175,618	2,052,974
Container Store Group Inc. (The)(a)(b)	192,833	1,839,627

Security	Shares	Value

Specialty Retail (continued)
Designer Brands Inc. , Class A	602,992	$4,612,889
Envela Corp.(a)	21,105	109,746
Express Inc.(a)(b)	581,098	528,799
GameStop Corp., Class A(a)(b)	566,835	10,679,171
Genesco Inc.(a)(b)	142,209	4,279,069
Group 1 Automotive Inc.	172,221	22,585,062
Guess? Inc.	393,354	8,897,667
Haverty Furniture Companies Inc.	162,906	4,507,609
Hibbett Sports Inc.(a)	163,457	7,548,444
Lithia Motors Inc., Class A(b)	131,240	38,410,011
Lumber Liquidators Holdings Inc.(a)	245,152	7,535,972
MarineMax Inc.(a)(b)	204,554	7,165,527
Michaels Companies Inc. (The)(a)	730,269	9,500,800
Monro Inc.	166,406	8,869,440
National Vision Holdings Inc.(a)(b)	134,940	6,111,433
ODP Corp. (The)	516,452	15,132,044
Rent-A-Center Inc./TX	54,942	2,103,729
Sally Beauty Holdings Inc.(a)(b)	1,110,620	14,482,485
Shoe Carnival Inc.	90,286	3,537,405
Signet Jewelers Ltd.	515,935	14,069,547
Sleep Number Corp.(a)(b)	164,648	13,478,085
Sonic Automotive Inc., Class A	231,863	8,942,956
Tilly’s Inc., Class A	223,265	1,821,842
Urban Outfitters Inc.(a)(b)	681,453	17,445,197
Winmark Corp.	21,271	3,952,152
Zumiez Inc.(a)(b)	204,342	7,515,699

		373,708,302

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	1,191,976	12,491,908
Corsair Gaming Inc.(a)(b)	66,729	2,416,924
Diebold Nixdorf Inc.(a)	421,649	4,494,778
Eastman Kodak Co.(a)(b)	155,441	1,265,290
Immersion Corp.(a)(b)	36,872	416,285
Intevac Inc.(a)	165,941	1,196,435
Quantum Corp.(a)	238,941	1,462,319
Super Micro Computer Inc.(a)	315,082	9,975,496

		33,719,435

Textiles, Apparel & Luxury Goods — 0.8%
Fossil Group Inc.(a)(b)	465,672	4,037,376
G-III Apparel Group Ltd.(a)(b)	436,521	10,363,009
Kontoor Brands Inc.(a)	508,778	20,636,036
Lakeland Industries Inc.(a)(b)	76,864	2,094,544
Movado Group Inc.	156,929	2,608,160
Oxford Industries Inc.	160,726	10,529,160
Rocky Brands Inc.	67,874	1,905,223
Steven Madden Ltd.	456,172	16,111,995
Superior Group of Companies Inc.	89,601	2,082,327
Unifi Inc.(a)	137,432	2,438,044
Vera Bradley Inc.(a)(b)	206,654	1,644,966
Wolverine World Wide Inc.	795,900	24,871,875

		99,322,715

Thrifts & Mortgage Finance — 3.4%
Axos Financial Inc.(a)	518,474	19,458,329
Bogota Financial Corp.(a)	60,955	543,109
Bridgewater Bancshares Inc.(a)	221,662	2,768,558
Capitol Federal Financial Inc.	1,307,647	16,345,588
Columbia Financial Inc.(a)(b)	341,026	5,306,365
ESSA Bancorp. Inc.	90,345	1,355,175
Essent Group Ltd.	1,089,817	47,080,095

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp., Class C, NVS	70,193	$5,211,830
Flagstar Bancorp. Inc.	480,735	19,594,759
FS Bancorp. Inc.	34,586	1,895,313
Greene County Bancorp. Inc.	32,737	834,466
Hingham Institution For Savings (The)	13,663	2,951,208
Home Bancorp. Inc.	78,375	2,193,716
HomeStreet Inc.	187,199	6,317,966
Kearny Financial Corp./MD	587,665	6,205,742
Luther Burbank Corp.	175,741	1,722,262
Merchants Bancorp./IN	91,521	2,528,725
Meridian Bancorp. Inc.	471,522	7,030,393
Meta Financial Group Inc.(b)	325,389	11,896,222
MMA Capital Holdings Inc.(a)	47,088	1,158,365
Mr Cooper Group Inc.(a)(b)	748,198	23,216,584
NMI Holdings Inc., Class A(a)(b)	767,941	17,393,864
Northfield Bancorp. Inc.	481,367	5,935,255
Northwest Bancshares Inc.	1,087,251	13,851,578
Oconee Federal Financial Corp.	8,938	226,131
OP Bancorp.	124,379	957,718
PCSB Financial Corp.	146,927	2,342,016
PennyMac Financial Services Inc.	369,149	24,223,557
Pioneer Bancorp. Inc./NY(a)	114,423	1,209,451
Ponce de Leon Federal Bank(a)(b)	71,486	751,318
Premier Financial Corp.	375,966	8,647,218
Provident Bancorp Inc.	159,756	1,917,072
Provident Financial Holdings Inc.	60,187	945,538
Provident Financial Services Inc.	709,916	12,750,091
Prudential Bancorp. Inc.	82,180	1,138,193
Radian Group Inc.	1,893,049	38,334,242
Riverview Bancorp. Inc.	218,344	1,148,490
Security National Financial Corp., Class A(a)	105,037	877,059
Southern Missouri Bancorp. Inc.	78,287	2,383,056
Standard AVB Financial Corp.	39,284	1,280,266
Sterling Bancorp Inc./MI	185,426	841,834
Territorial Bancorp. Inc.	78,866	1,895,150
Timberland Bancorp. Inc./WA	75,659	1,835,487
TrustCo Bank Corp. NY	929,542	6,200,045
Walker & Dunlop Inc.	256,053	23,561,997
Washington Federal Inc.	752,901	19,379,672
Waterstone Financial Inc.	215,827	4,061,864
Western New England Bancorp Inc.	228,775	1,576,260
WSFS Financial Corp.	499,037	22,396,781

		403,675,973

Tobacco — 0.2%
Universal Corp./VA	241,586	11,743,496
Vector Group Ltd.	1,221,739	14,233,259

		25,976,755

Trading Companies & Distributors — 2.5%
Alta Equipment Group Inc.(a)	160,507	1,585,809
Applied Industrial Technologies Inc.	231,243	18,034,642
Beacon Roofing Supply Inc.(a)	539,935	21,699,988
BMC Stock Holdings Inc.(a)	664,761	35,684,370
Boise Cascade Co.	320,491	15,319,470
CAI International Inc.	132,930	4,152,733
DXP Enterprises Inc./TX(a)	160,531	3,568,604
Foundation Building Materials Inc.(a)	160,561	3,084,377
GATX Corp.	343,738	28,592,127
General Finance Corp.(a)	107,560	915,336
GMS Inc.(a)	408,911	12,463,607

Security	Shares	Value

Trading Companies & Distributors (continued)
H&E Equipment Services Inc.	316,736	$9,441,900
Herc Holdings Inc.(a)	227,857	15,131,983
Lawson Products Inc./DE(a)	16,578	843,986
MRC Global Inc.(a)(b)	772,269	5,120,143
Nesco Holding Inc.(a)(b)	130,771	963,782
NOW Inc.(a)	1,070,641	7,687,202
Rush Enterprises Inc., Class A	404,788	16,766,319
Rush Enterprises Inc., Class B	66,845	2,532,757
Systemax Inc.	43,456	1,559,636
Textainer Group Holdings Ltd.(a)(b)	488,488	9,369,200
Titan Machinery Inc.(a)	188,188	3,679,075
Triton International Ltd.	596,699	28,945,869
Veritiv Corp.(a)	128,819	2,678,147
WESCO International Inc.(a)(b)	484,631	38,043,534
Willis Lease Finance Corp.(a)	28,296	861,896

		288,726,492

Water Utilities — 0.1%
Artesian Resources Corp., Class A, NVS	73,455	2,723,711
Cadiz Inc.(a)(b)	76,024	809,656
California Water Service Group	37,839	2,044,441
Consolidated Water Co. Ltd.	136,609	1,646,138
Global Water Resources Inc.	304	4,381
SJW Group	121,741	8,443,956

		15,672,283

Wireless Telecommunication Services — 0.0%
Gogo Inc.(a)(b)	40,855	393,434
Spok Holdings Inc.	176,456	1,963,955

		2,357,389

Total Common Stocks — 99.8% (Cost: $10,716,484,917)		11,734,435,645

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)	42,563	74,485
Whiting Petroleum Corp., (Expires 09/01/25)(a)	21,281	40,434

		114,919

Total Warrants — 0.0% (Cost: $5,241,813)		114,919

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(f)(g)(h)	700,645,059	701,065,446
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	19,090,000	19,090,000

		720,155,446

Total Short-Term Investments — 6.1% (Cost: $719,843,037)		720,155,446

Total Investments Before Investments Sold Short — 105.9% (Cost: $11,441,569,767)		12,454,706,010

Investments Sold Short — (0.0%)

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — (0.0%)%

PDL BioPharma Inc.(a)	(1,188)	$(2,934)

Total Investments Sold Short (Proceeds $(2,907))		(2,934)

Total Investments, Net of Investments Sold Short — 105.9% (Cost: $11,441,566,860)		12,454,703,076

Other Assets, Less Liabilities — (5.9)%		(689,474,982)

Net Assets — 100.0%		$11,765,228,094

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$490,106,990	$210,536,754	(a)	$—		$71,059	$350,643	$701,065,446	700,645,059	$7,797,975	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	26,790,000	—		(7,700,000	)(a)	—	—	19,090,000	19,090,000	19,738		—
PennyMac Financial Services Inc.(c)	2,060,453	16,237,358		(4,704,033)		1,698,735	(80,265)	N/A	N/A	118,199		—
PennyMac Mortgage Investment Trust(c)	10,531,174	5,210,267		(5,487,381)		390,334	8,266,644	N/A	N/A	1,394,822		—

						$2,160,128	$8,537,022	$720,155,446		$9,330,734		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	369	03/19/21	$36,435	$411,038

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$11,734,180,812	$197,288	$57,545	$11,734,435,645
Warrants	114,919	—	—	114,919
Money Market Funds	720,155,446	—	—	720,155,446
Liabilities
Common Stocks	—	(2,934)	—	(2,934)

	$12,454,451,177	$194,354	$57,545	$12,454,703,076

Derivative financial instruments(a)
Assets
Futures Contracts	$411,038	$—	$—	$411,038

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares